OTHER CURRENT ASSETS	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
DIH Holding US, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
OTHER CURRENT ASSETS

8. Other current assets

Other current assets as of June 30, 2023 and March 31, 2023 consisted of the following:

	As of June 30, 2023	As of March 31, 2023
Other receivables	$2,263	$1,963
Other current assets	2,924	3,247
Total other current assets	$5,187	$5,210

8. Other current assets

Other current assets as of March 31, 2023 and 2022 consisted of the following:

	As of March 31,
	2023	2022
Other receivables	$1,963	$1,885
Other current assets	3,247	1,026
Total other current assets	$5,210	$2,911